Segmented Information	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Disclosure of entity's operating segments
26.	Segmented Information
The Company’s chief operating decision makers currently review the operating results of the Company as a single reportable operating segment – being the manufacture and distribution of vegan meat and cheese alternatives. The Company operates in three geographic regions: Canada, the United States and the United Kingdom.
The following is a summary of the Company’s activities by geographic region as at December 31, 2021, and 2020:

	Canada	United States	United Kingdom	Total

Total non-current assets as at December 31, 2021	$ 32,563,769	$ 4,178,194	$ -	$ 36,741,963

Total non-current assets as at December 31, 2020	$ 3,407,364	$ 3,158,997	$ -	$ 6,566,361

Revenues for the year ended December 31, 2021*	$ 6,352,640	$ 5,900,475	$ 5,668	$ 12,258,783

Revenues for the year ended December 31, 2020*	$ 4,003,507	$ 633,331	$ -	$ 4,636,838
* Geographical allocation is based on location the location of the customer.
The following is a summary of the Company’s revenues by revenue channel during the years ended December 31, 2021, and 2020:

	Year ended December 31, 2021	Year ended December 31, 2020

eCommerce	$9,277,750	$3,382,458

Wholesale	2,429,072	840,490

Butcher shop, restaurant and other	551,961	413,890

Total	$12,258,783	$4,636,838

25.	Segmented Information
The Company’s chief operating decision makers currently review the operating results of the Company as a single reportable operating segment – being the manufacture and distribution of vegan meats.
The Company operates in two geographic regions: Canada and the United States. The following is a summary of the Company’s activities by geographic region for the years ended December 31, 2020 and 2019:

	Canada	United States	Total
Total non-current assets as at December 31, 2020	$3,407,364	$3,158,997	$6,566,361
Revenues for the year ended December 31, 2020	$4,003,507	$633,331	$4,636,838

Total non-current assets as at December 31, 2019	$702,909	$—	$702,909
Revenues for the year ended December 31, 2019	$999,797	$—	$999,797